Consolidated Balance Sheets - USD ($)		Jun. 30, 2021	Jun. 30, 2020
CURRENT ASSETS
Cash		$ 59,413	$ 386,979
Prepayment		7,436
Total current assets		66,849	386,979
OTHER ASSETS
Property and equipment, net		81,865	108,321
Deferred offering costs		172,314
Long-term deposits		19,106	18,718
Total other assets		273,285	127,039
Total assets		340,134	514,018
CURRENT LIABILITIES
Shareholder’s loans		431,969	3,069,910
Accrued expenses		572,990	95,000
Other payables - related parties		82,812
Convertible note payable – related party		3,250,000
Total current liabilities		4,337,771	3,164,910
Total liabilities		4,337,771	3,164,910
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.00001 par value, 100,000,000,000 shares authorized, and 10,000,000 shares issued and outstanding as of June 30, 2021 and 2020*	[1]	100	100
Additional paid-in capital		256	256
Accumulated deficit		(3,997,993)	(2,651,248)
Total shareholder’s deficit		(3,997,637)	(2,650,892)
Total liabilities and shareholder’s deficit		$ 340,134	$ 514,018

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021